Expense Example	Dec. 30, 2025 USD ($)
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 649
Expense Example, with Redemption, 3 Years	807
Expense Example, with Redemption, 5 Years	978
Expense Example, with Redemption, 10 Years	1,474
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,567
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	322
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	641
Expense Example, with Redemption, 10 Years	1,122
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	645
Expense Example, with Redemption, 3 Years	795
Expense Example, with Redemption, 5 Years	958
Expense Example, with Redemption, 10 Years	1,429
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,557
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	322
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	641
Expense Example, with Redemption, 10 Years	1,122
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,779
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	644
Expense Example, with Redemption, 3 Years	792
Expense Example, with Redemption, 5 Years	953
Expense Example, with Redemption, 10 Years	1,418
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,554
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	322
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	641
Expense Example, with Redemption, 10 Years	1,122
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	642
Expense Example, with Redemption, 3 Years	786
Expense Example, with Redemption, 5 Years	942
Expense Example, with Redemption, 10 Years	1,395
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	249
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,540
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	321
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	635
Expense Example, with Redemption, 10 Years	1,110
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,757
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,757
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	641
Expense Example, with Redemption, 3 Years	783
Expense Example, with Redemption, 5 Years	937
Expense Example, with Redemption, 10 Years	1,384
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,529
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	320
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	1,099
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	641
Expense Example, with Redemption, 3 Years	783
Expense Example, with Redemption, 5 Years	937
Expense Example, with Redemption, 10 Years	1,384
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,529
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	320
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	1,099
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	640
Expense Example, with Redemption, 3 Years	780
Expense Example, with Redemption, 5 Years	932
Expense Example, with Redemption, 10 Years	1,373
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	247
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,517
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	625
Expense Example, with Redemption, 10 Years	1,087
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,735
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,735
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	640
Expense Example, with Redemption, 3 Years	777
Expense Example, with Redemption, 5 Years	927
Expense Example, with Redemption, 10 Years	1,362
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	245
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,497
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	317
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	1,064
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,713
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,713
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	639
Expense Example, with Redemption, 3 Years	774
Expense Example, with Redemption, 5 Years	922
Expense Example, with Redemption, 10 Years	1,350
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	244
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	1,486
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	316
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	1,052
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,702
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,702
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
American Funds 2025 Target Date Retirement Income Fund | American Funds 2025 Target Date Retirement Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	636
Expense Example, with Redemption, 3 Years	765
Expense Example, with Redemption, 5 Years	906
Expense Example, with Redemption, 10 Years	1,316
American Funds 2025 Target Date Retirement Income Fund | American Funds 2025 Target Date Retirement Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	240
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,452
American Funds 2025 Target Date Retirement Income Fund | American Funds 2025 Target Date Retirement Income Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	447
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	1,017
American Funds 2025 Target Date Retirement Income Fund | American Funds 2025 Target Date Retirement Income Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
American Funds 2025 Target Date Retirement Income Fund | American Funds 2025 Target Date Retirement Income Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds 2025 Target Date Retirement Income Fund | American Funds 2025 Target Date Retirement Income Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
American Funds 2025 Target Date Retirement Income Fund | American Funds 2025 Target Date Retirement Income Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,680
American Funds 2025 Target Date Retirement Income Fund | American Funds 2025 Target Date Retirement Income Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,680
American Funds 2025 Target Date Retirement Income Fund | American Funds 2025 Target Date Retirement Income Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
American Funds 2025 Target Date Retirement Income Fund | American Funds 2025 Target Date Retirement Income Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
American Funds 2025 Target Date Retirement Income Fund | American Funds 2025 Target Date Retirement Income Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
American Funds 2025 Target Date Retirement Income Fund | American Funds 2025 Target Date Retirement Income Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
American Funds 2025 Target Date Retirement Income Fund | American Funds 2025 Target Date Retirement Income Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
American Funds 2025 Target Date Retirement Income Fund | American Funds 2025 Target Date Retirement Income Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
American Funds 2020 Target Date Retirement Income Fund | American Funds 2020 Target Date Retirement Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	634
Expense Example, with Redemption, 3 Years	759
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	1,293
American Funds 2020 Target Date Retirement Income Fund | American Funds 2020 Target Date Retirement Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	239
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,438
American Funds 2020 Target Date Retirement Income Fund | American Funds 2020 Target Date Retirement Income Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	312
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,005
American Funds 2020 Target Date Retirement Income Fund | American Funds 2020 Target Date Retirement Income Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
American Funds 2020 Target Date Retirement Income Fund | American Funds 2020 Target Date Retirement Income Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
American Funds 2020 Target Date Retirement Income Fund | American Funds 2020 Target Date Retirement Income Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
American Funds 2020 Target Date Retirement Income Fund | American Funds 2020 Target Date Retirement Income Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,669
American Funds 2020 Target Date Retirement Income Fund | American Funds 2020 Target Date Retirement Income Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,669
American Funds 2020 Target Date Retirement Income Fund | American Funds 2020 Target Date Retirement Income Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
American Funds 2020 Target Date Retirement Income Fund | American Funds 2020 Target Date Retirement Income Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
American Funds 2020 Target Date Retirement Income Fund | American Funds 2020 Target Date Retirement Income Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
American Funds 2020 Target Date Retirement Income Fund | American Funds 2020 Target Date Retirement Income Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
American Funds 2020 Target Date Retirement Income Fund | American Funds 2020 Target Date Retirement Income Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
American Funds 2020 Target Date Retirement Income Fund | American Funds 2020 Target Date Retirement Income Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
American Funds 2015 Target Date Retirement Income Fund | American Funds 2015 Target Date Retirement Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	634
Expense Example, with Redemption, 3 Years	759
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	1,293
American Funds 2015 Target Date Retirement Income Fund | American Funds 2015 Target Date Retirement Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	239
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,438
American Funds 2015 Target Date Retirement Income Fund | American Funds 2015 Target Date Retirement Income Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	312
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,005
American Funds 2015 Target Date Retirement Income Fund | American Funds 2015 Target Date Retirement Income Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
American Funds 2015 Target Date Retirement Income Fund | American Funds 2015 Target Date Retirement Income Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
American Funds 2015 Target Date Retirement Income Fund | American Funds 2015 Target Date Retirement Income Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
American Funds 2015 Target Date Retirement Income Fund | American Funds 2015 Target Date Retirement Income Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
American Funds 2015 Target Date Retirement Income Fund | American Funds 2015 Target Date Retirement Income Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
American Funds 2015 Target Date Retirement Income Fund | American Funds 2015 Target Date Retirement Income Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
American Funds 2015 Target Date Retirement Income Fund | American Funds 2015 Target Date Retirement Income Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,669
American Funds 2015 Target Date Retirement Income Fund | American Funds 2015 Target Date Retirement Income Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,669
American Funds 2015 Target Date Retirement Income Fund | American Funds 2015 Target Date Retirement Income Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
American Funds 2015 Target Date Retirement Income Fund | American Funds 2015 Target Date Retirement Income Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
American Funds 2015 Target Date Retirement Income Fund | American Funds 2015 Target Date Retirement Income Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
American Funds 2010 Target Date Retirement Income Fund | American Funds 2010 Target Date Retirement Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	632
Expense Example, with Redemption, 3 Years	753
Expense Example, with Redemption, 5 Years	885
Expense Example, with Redemption, 10 Years	1,270
American Funds 2010 Target Date Retirement Income Fund | American Funds 2010 Target Date Retirement Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	237
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,415
American Funds 2010 Target Date Retirement Income Fund | American Funds 2010 Target Date Retirement Income Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	576
Expense Example, with Redemption, 10 Years	981
American Funds 2010 Target Date Retirement Income Fund | American Funds 2010 Target Date Retirement Income Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
American Funds 2010 Target Date Retirement Income Fund | American Funds 2010 Target Date Retirement Income Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
American Funds 2010 Target Date Retirement Income Fund | American Funds 2010 Target Date Retirement Income Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	356
American Funds 2010 Target Date Retirement Income Fund | American Funds 2010 Target Date Retirement Income Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
American Funds 2010 Target Date Retirement Income Fund | American Funds 2010 Target Date Retirement Income Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
American Funds 2010 Target Date Retirement Income Fund | American Funds 2010 Target Date Retirement Income Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
American Funds 2010 Target Date Retirement Income Fund | American Funds 2010 Target Date Retirement Income Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
American Funds 2010 Target Date Retirement Income Fund | American Funds 2010 Target Date Retirement Income Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
American Funds 2010 Target Date Retirement Income Fund | American Funds 2010 Target Date Retirement Income Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	356
American Funds 2010 Target Date Retirement Income Fund | American Funds 2010 Target Date Retirement Income Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
American Funds 2010 Target Date Retirement Income Fund | American Funds 2010 Target Date Retirement Income Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	$ 530